Note 18 - Commitments and Contingencies - Aggregate Contractual Obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Total contractual obligations	$ 3,379
Less than 1 Year	896
1-3 Years	1,739
4-5 Years	744
More than 5 Years	0
Annual Rental Commitments under Non-cancellable Operating Leases [Member]
Total contractual obligations	3,379
Less than 1 Year	896
1-3 Years	1,739
4-5 Years	744
More than 5 Years	$ 0